Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Cost [Abstract]
Interest on borrowings	$ 8,159	$ 9,367	$ 3,862
Interest on amounts due to subsidiaries’ non-controlling shareholders		1,115	3,268
Interest on lease liabilities	4	130	6
Effective interest on redeemable shares classified as financial liabilities	130
Total	$ 8,293	$ 10,612	$ 7,136